Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Loss for the year	$ (39,978)	$ (49,806)	$ (64,777)
Adjustments for:
Bank interest income	(1,092)	(2,039)	(3,943)
Depreciation	2,694	4,015	5,879
Amortization of intangible assets	1,087	1,913	1,915
Other finance costs	258	203	242
Fair value (gain)/loss on financial assets at fair value through profit or loss	(780)	8,869	7,135
Fair value loss/(gain) on warrant liabilities	17,943	(49)	(3,351)
Gain on warrant exchange	(36,657)	0	0
Unrealized fair value loss on digital assets	9,725	0	0
Net foreign exchange losses	498	120	821
Impairment loss of goodwill	6,815	0	3,900
(Gain)/loss on disposal of property, plant and equipment	(11)	2	818
Write-off on property, plant and equipment	117	558	331
Write-off on inventories	721	736	3,137
Gain on disposal of a subsidiary	(2,045)	0	0
Gain on partial disposal of an equity-accounted investee	0	(1,244)	0
Share of loss of equity-accounted investees, net of tax	2,128	1,779	859
Equity-settled share-based payment expenses	7,607	7,846	10,589
Share-based payment expenses in relation to issuance of shares to advisors	0	4,132	0
Income tax expense/(credit)	12	(7,874)	(386)
Total adjustments to reconcile profit (loss)	(30,958)	(30,839)	(36,831)
Changes in:
Decrease/(increase) in deferred expenses	3,549	8,294	(959)
(Increase)/decrease in inventories	(2,788)	1,323	(1,729)
(Increase)/decrease in trade receivables	(528)	(563)	37,633
(Increase)/decrease in deposits, prepayments and other receivables	(3,761)	(2,108)	1,589
(Increase)/decrease in amounts due from related companies	(1)	3	(5)
Decrease/(increase) in amounts due from equity-accounted investees	0	132	(132)
Decrease/(increase) in other non-current assets	123	(427)	535
Increase/(decrease) in trade payables	331	(4,682)	(5,618)
Increase/(decrease) in accrued expenses and other current liabilities	15,546	854	(7,417)
(Decrease)/increase in contract liabilities	(3,342)	380	437
Increase/(decrease) in other non-current liabilities	3	(1,241)	(124)
Cash used in operating activities	(21,826)	(28,874)	(12,621)
Income taxes paid	0	0	(1,144)
Net cash used in operating activities	(21,826)	(28,874)	(13,765)
Cash flows from investing activities
Payment for purchase of property, plant and equipment	(208)	(1,006)	(345)
Proceeds from disposal of property, plant and equipment	11	42	99
Payment for purchase of digital assets	(54,354)	0	0
Payment for purchase of intangible assets	0	(59)	(567)
Payment for purchase of short-term deposits	0	0	(16,000)
Payment for purchase of financial assets at fair value through profit or loss	(19,999)	(129)	(10,002)
Proceeds from partial disposal of an equity-accounted investee	0	30,000	0
Proceeds from redemption of short-term deposits	0	16,000	19,920
Net cash inflow from disposal of a subsidiary	37,764	0	0
Payment for acquisition of a subsidiary, net of cash acquired	0	(8,346)	0
Investment in an equity-accounted investee	0	0	(80,000)
Interest received	1,092	2,039	3,943
Net cash outflow from investing activities	(35,694)	38,541	(82,952)
Cash flows from financing activities
Capital element of lease rentals paid	(2,431)	(2,563)	(3,235)
Interest element of lease rentals paid	(258)	(203)	(241)
Proceeds from issuance of shares	2	0	2
Proceeds from public placement	40,154	0	0
Payment for purchase of treasury shares	0	(577)	(1,230)
Net cash from/(used in) financing activities	37,467	(3,343)	(4,704)
Net (decrease)/increase in cash and cash equivalents	(20,053)	6,324	(101,421)
Cash and cash equivalents at the beginning of the year	52,251	45,706	146,660
Effect of foreign exchange rate changes	(67)	221	467
Cash and cash equivalents at the end of the year	$ 32,131	$ 52,251	$ 45,706